Award Timing Disclosure	12 Months Ended
Jan. 03, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity awards are discretionary and are generally granted to our NEOs two business days after KBR files a Form 10-K with the SEC in the first quarter of the grant year. In certain circumstances, including the hiring or promotion of an officer, our Compensation Committee may approve grants to be effective at other times. KBR did not grant stock options to its employees during the last completed fiscal year; however, stock option grants, when approved by our Compensation Committee, are never issued with an exercise price below the fair market value of our common stock on the date of grant. KBR does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Equity awards are discretionary and are generally granted to our NEOs two business days after KBR files a Form 10-K with the SEC in the first quarter of the grant year. In certain circumstances, including the hiring or promotion of an officer, our Compensation Committee may approve grants to be effective at other times.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false